CONDENSED BALANCE SHEETS - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 48,857	$ 4,730	$ 818,833
Prepaid expenses	77,179	107,179	342,364
Deferred offering costs	14,532
Total current assets	140,568	111,909	1,161,197
Prepaid expenses - noncurrent			107,084
Investments held in Trust Account	26,071,412	25,517,987	233,452,747
Total Assets	26,211,980	25,629,896	234,721,028
Current liabilities:
Accounts payable	755,466	783,055	10,035
Accounts payable — related party	35,425	104,808	49,182
Accrued expenses	3,714,663	1,906,825	126,644
Accrued expense — related party	15,570	10,977
Accrued offering costs	224,235	224,235	231,235
Convertible promissory notes — related party	941,578	221,631
Forward purchase units	4,020,000
Total current liabilities	9,706,937	3,251,531	417,096
Deferred underwriting fee payable	5,635,000	8,050,000	8,050,000
Total Liabilities	15,341,937	11,301,531	8,467,096
Commitments and Contingencies
Class A ordinary shares subject to possible redemption	25,971,412	25,417,987	233,450,000
Shareholders' Deficit:
Preference shares, $0.0001 par value; 5,000,000 shares authorized; no shares issued and outstanding
Accumulated deficit	(15,101,944)	(11,090,197)	(7,196,643)
Total shareholders' deficit	(15,101,369)	(11,089,622)	(7,196,068)
Total Liabilities and Shareholders' Deficit	26,211,980	25,629,896	234,721,028
Class B Ordinary Shares
Shareholders' Deficit:
Ordinary shares	$ 575	$ 575	$ 575